Share Capital	12 Months Ended
Dec. 31, 2018
Disclosure of share capital [Abstract]
Disclosure of classes of share capital [text block]
11.	Share Capital

Issued and outstanding: 369,663,942 common shares (December 31, 2017 – 266,111,543).

Authorized: Unlimited common shares with no par value (2017 – unlimited).

(a)	During the year ended December 31, 2018

i.
On July 10, 2018, the Company completed a $20 million equity financing. Pursuant to the financing, the Company issued 100 million units to RCF VI CAD LLC (“RCF VI CAD”), a subsidiary of Resource Capital Fund VI L.P., at a price of C$0.20 per unit. Each unit consisted of one common share and one-half of one common share purchase warrant. Each whole warrant, which expired unexercised, entitled RCF VI CAD to purchase one common share at an exercise price of C$0.25 per share until December 31, 2018. The proceeds from the financing were used to repay the US$10 million bridge loan advanced by Resource Capital Fund VI L.P. in December 2017 with the balance allocated for ongoing development of the Prairie Creek Project and general working capital requirements. Net cash proceeds from the issuance were $19,839,000 after issuance costs of $161,000. As a result of the financing, RCF VI CAD holds approximately 41% of the issued shares of the Company on a non-diluted basis. The Company also recognized non-cash costs for the fair value of the warrants granted of $284,000. The fair value of the warrants was determined under the Black-Scholes option pricing model (See Note 12 (c)).

ii.	In August 2018, the Company issued 3,650,000 shares to senior management in exchange for vested RSUs (see Note 12 (b)).

iii.
On September 6, 2018, pursuant to the Arrangement (See Note 1), the Company cancelled 97,601 common shares held by small lot shareholders (defined as a holder of fewer than 500 common share) in consideration for payment of $18,000.

(b)	During the year ended December 31, 2017

There were no changes to the Company’s share capital in the year ended December 31, 2017.

(c)	During the year ended December 31, 2016

i.
On July 7, 2016, the Company completed an underwritten public offering of common shares and flow-through shares (the “Offering”) through a syndicate of underwriters co-led by Paradigm Capital Inc. and Canaccord Genuity Corp. and included Dundee Securities Ltd. (together, the ("Underwriters")). The Company issued 34,135,000 common shares at a price of $0.25 per common share for gross proceeds of $8,533,750, and 6,665,000 common shares, which qualify as “flow-through” shares (the "FT Shares”) at a price of $0.25 per FT Share for gross proceeds of $1,666,250. In total, the gross proceeds of the Offering amounted to $10,200,000. The Underwriters were paid a commission of 6% of the gross proceeds from the offering and received compensation warrants to acquire 2,448,000 non-flow-through shares at any time until July 7, 2018 at a price of $0.25 per share. Net proceeds from the issuance were $9,249,000 after issuance costs comprised of the advisor’s commission of $612,000 and other issuance costs of $339,000. The Company also recognized non-cash costs for the fair value of the warrants granted of $440,000 and did not recognize a sale of tax deductions as the issue price of the of the flow-through shares was greater than the market price of the Company’s shares at the date of issue.

ii.
On December 14, 2016, the Company completed a non-brokered private placement of flow-through shares. The Company issued 6,666,664 common shares at a price of $0.30 per common share for gross proceeds of $2,000,000. A finder’s fee equal to 6% of the gross proceeds raised was paid to the advisors. Net proceeds from the issuance were $1,841,000 after issuance costs comprised of the advisor’s fee of $120,000 and other issuance costs of $39,000. The sale of tax deductions of $267,000, being the difference between the market price of the Company’s shares at the date of issue and the issue price of the flow-through shares, was initially deferred and recorded as a current liability and subsequently as a tax deduction recovery upon renunciation of the exploration and evaluation expenditures (See Note 14).

iii.	406,200 common shares were issued upon the exercise of warrants at a price of $0.35 per common share for proceeds of $142,000.

iv.	190,970 common shares were issued upon the conversion of Deferred Share Units following the retirement of a director.